UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

William Young  St. Louis, MO  NOVEMBER 2, 2005


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      49
Form 13F Information Table Value Total:        $96,248


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AFLAC INC                      COM              001055102     1042    23000 SH       DEFINED                     0        0    23000
AU OPTRONICS CORP-ADR          COM              002255107      268    20690 SH       DEFINED                     0        0    20690
ADVANCED AUTO PARTS INC        COM              00751Y106      269     6945 SH       DEFINED                     0        0     6945
ALCOA INC                      COM              013817101     4056   166080 SH       DEFINED                     0        0   166080
AMEDISYS INC                   COM              023436108      267     6840 SH       DEFINED                     0        0     6840
AMERICAN AXLE AND MFRG HLDGS   COM              024061103      255    11070 SH       DEFINED                     0        0    11070
AMERICAN POWER CONVERSION      COM              029066107      261    10060 SH       DEFINED                     0        0    10060
AMPHENOL CORP CL A             COM              032095101      236     5840 SH       DEFINED                     0        0     5840
APPLIED INDUSTRIAL TECH INC    COM              03820C105      285     7950 SH       DEFINED                     0        0     7950
ASTA FUNDING INC               COM              046220109      287     9460 SH       DEFINED                     0        0     9460
ASTRAZENECA PLC                COM              046353108     4383    93060 SH       DEFINED                     0        0    93060
AVON PRODS INC                 COM              054303102     3033   112347 SH       DEFINED                     0        0   112347
CDW CORP                       COM              12512N105     4318    73280 SH       DEFINED                     0        0    73280
CAREMARK RX INC                COM              141705103     4910    98330 SH       DEFINED                     0        0    98330
DELL INC                       COM              24702R101     4266   124730 SH       DEFINED                     0        0   124730
DOW CHEMICAL CO                COM              260543103     3900    93602 SH       DEFINED                     0        0    93602
DREAMWORKS ANIMATION SKG INC   COM              26153C103      306    11080 SH       DEFINED                     0        0    11080
DUKE ENERGY CORP               COM              264399106     4685   160596 SH       DEFINED                     0        0   160596
EATON CORP                     COM              278058102     4383    68970 SH       DEFINED                     0        0    68970
ERESEARCH TECHNOLOGY INC       COM              29481V108      272    19160 SH       DEFINED                     0        0    19160
FLAGSTAR BANCORP INC           COM              337930101      269    16690 SH       DEFINED                     0        0    16690
GRAINGER W W INC               COM              384802104     4720    75009 SH       DEFINED                     0        0    75009
HARLEY DAVIDSON INC            COM              412822108     3581    73926 SH       DEFINED                     0        0    73926
LUCENT TECHNOLOGIES INC        COM              549463107     4683  1440906 SH       DEFINED                     0        0  1440906
MEMC ELECTRONIC MATERIALS INC  COM              552715104      298    13070 SH       DEFINED                     0        0    13070
MARATHON OIL CORP              COM              565849106     5583    80991 SH       DEFINED                     0        0    80991
MARSHALL & ILSLEY CP           COM              571834100     4632   106464 SH       DEFINED                     0        0   106464
METLIFE INC                    COM              59156R108     5011   100570 SH       DEFINED                     0        0   100570
MULTIMEDIA GAMES, INC.         COM              625453105      293    30180 SH       DEFINED                     0        0    30180
NATIONAL INSTRUMENTS CORP      COM              636518102      238     9660 SH       DEFINED                     0        0     9660
NIKE INC CL B                  COM              654106103     4883    59778 SH       DEFINED                     0        0    59778
OIL STATES INTERNATIONAL INC   COM              678026105      306     8440 SH       DEFINED                     0        0     8440
ORBITAL SCIENCES CORPORATTION  COM              685564106      303    24200 SH       DEFINED                     0        0    24200
POGO PRODUCING COMPANY         COM              730448107      291     4940 SH       DEFINED                     0        0     4940
SFBC INTL INC                  COM              784121105      245     5520 SH       DEFINED                     0        0     5520
SECURE COMPUTING INC           COM              813705100      251    22150 SH       DEFINED                     0        0    22150
SIGMATEL INC                   COM              82661W107      265    13090 SH       DEFINED                     0        0    13090
SILICONWARE PRECISION INC      COM              827084864      261    50400 SH       DEFINED                     0        0    50400
TECHNICAL OLYMPIC USA INC      COM              878483106      229     8740 SH       DEFINED                     0        0     8740
TEXAS INSTRUMENTS INC          COM              882508104     4674   137890 SH       DEFINED                     0        0   137890
3M CO                          COM              88579Y101     4498    61310 SH       DEFINED                     0        0    61310
TOO INC                        COM              890333107      276    10060 SH       DEFINED                     0        0    10060
WABASH NATIONAL CORP           COM              929566107      237    12080 SH       DEFINED                     0        0    12080
WALGREEN CO                    COM              931422109     4178    96157 SH       DEFINED                     0        0    96157
WEBEX INC                      COM              94767L109      239     9760 SH       DEFINED                     0        0     9760
WEST CORP                      COM              952355105      289     7730 SH       DEFINED                     0        0     7730
XILINX INC                     COM              983919101      250     8970 SH       DEFINED                     0        0     8970
NABORS INDUSTRIES LTD          COM              G6359F103      245     3410 SH       DEFINED                     0        0     3410
XL CAPITAL LTD CL A            COM              G98255105     3338    49070 SH       DEFINED                     0        0    49070